UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-PX

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

5270 Highland Drive
Bellevue, Washington                                 98006
 (Address of principal executive offices)                      (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
5270 Highland Drive
Bellevue, Washington 98006
(Name and address of agent for service)

Registrant's telephone number, including area code: (425) 957-9436

Date of fiscal year end: March 31, 2004

Date of reporting period: July 1, 2003 – June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1 - Proxy Voting Record

Account Name: Birmiwal Oasis Fund
Custodian Name: US Bank

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

			Meeting		Issuer or		Vote	For/Against
Issuer	Ticker	CUSIP	Date	Description of Vote	SH	Voted?	Cast	Mgmt

Check Point Software	CHKP	M22465104	7/31/2003	1. Election of directors.	Issuer	yes	for	for
Technologies LTD
				2. Election of outside directors for	Issuer	yes	for	for
three years following the meeting.

				3. Authorizes Board Chairman and CEO to continue	Issuer	yes	against	against
serving for another 3 years.

				4. Ratify consolidated financial statements	Issuer	yes	for	for
for the year ended December 31, 2002.

				5. Ratify appointment and compensation of	Issuer	yes	for	for
the company's independent public accountant.

				6. Approve certain terms of compensation of	Issuer	yes	against	against
officers who are also directors of the company

Sierra Pacific	SRP	826428104	8/11/2003	1. Approve the potential issuance of additional	Issuer	yes	for	for
Resources				shares.

Applied Micro Circuits	AMCC	03822W109	8/27/2003	1. Election of directors.	Issuer	yes	withhold all
Corporation
				2. Ratify selection of independent auditors.	Issuer	yes	for	for

Interwoven, Inc.	IWOV	46114T102	11/18/2003	1. Approve the issuance of Interwoven	Issuer	yes	for	for
Inc common stock pursuant to merger.

				2. Authorization of a reverse stock split.	Issuer	yes	against	against

King Pharmaceuticals	KG	495582108	11/4/2003	1. Election of directors.	Issuer	yes	for
Inc.
				2. Ratify selection of independent auditors	Issuer	yes	for	for
and accountants.

Elan Corporation PLC	ELN	284131208	10/21/2003	1. Ordinary resolution 1	Issuer	yes	for

				2. Ordinary resolution 2	Issuer	yes	for

				3. Ordinary resolution 3	Issuer	yes	for

				4. Ordinary resolution 4	Issuer	yes	for

				5. Ordinary resolution 5	Issuer	yes	for

				6. Ordinary resolution 6	Issuer	yes	for

				7. Ordinary resolution 7	Issuer	yes	for

				8. Ordinary resolution 8	Issuer	yes	for

				9. Special resolution 9	Issuer	yes	for

				10. Special resolution 10	Issuer	yes	for

Openwave System	OPWV	683718100	10/1/2003	1. Approve a reverse stock split.	Issuer	yes	against	against
Inc.

Liquid Audio, Inc.	LQID	53631T102	9/23/2003	1. Election of directors	Issuer	no	abstain

				2. Approve name change	Issuer	yes	for	for

				3. Approve reverse stock split	Issuer	yes	for	for

				4. Approve forward stock split	Issuer	yes	for	for

				5. Ratify appointment of independent	Issuer	yes	for	for
auditors and accountants.

Qiao Xing	XING	G7303A109	12/3/2003	1. Election of directors	Issuer	yes	for
Universal Telephone
Inc.

Openwave System	OPWV	683718100	11/21/2003	1. Election of directors	Issuer	yes	for
Inc.
				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

Alstom	ALS	021244108	11/18/2003	1. Appointment of new director	Issuer	yes	for	for

				2. Authorization to issue subordinated bonds.	Issuer	yes	for	for

				3. Authorization to issue warrants.	Issuer	yes	for	for

				4. Authorization to increase the share with waiver	Issuer	yes	for	for
of preferential subscription rights.

				5. Authorization to issue bonds with maintenance	Issuer	yes	for	for
of preferential subscription rights.

				6. Authorization to issue subordinated bonds with	Issuer	yes	for	for
the waiver of preferential rights.

				7. Cancellation of general delegation granted to	Issuer	yes	for	for
board.

				8. Authorization to increase share capital.	Issuer	yes	for	for

				9. Power to implement the decisions of the	Issuer	yes	for	for
shareholders' meeting and to complete formalities.

Micron Technology	MU	595112103	11/21/2003	1. Election of directors	Issuer	no	abstain
Inc.
				2. Proposal to approve amendment to company's	Issuer	yes	for	for
employee stock purchase plan.

				3. Proposal to approve amendment to company's	Issuer	yes	for	for
stock option plan.

				4. Ratify appointment of independent accountants.	Issuer	yes	for	for

Sun Microsystems	SUNW	866810104	11/13/2003	1. Election of directors	Issuer	no	abstain
Inc.
				2. Proposal to approve amendment to company's	Issuer	yes	against	against
employee stock purchase plan.

				3. Ratify appointment of independent auditors.	Issuer	yes	for	for

				4. Proposal requesting implementation of "China	SH	yes	against	for
Business Principles for Rights of Workers in
China."

Accessity Corp.	ACTY	00433F103	12/15/2003	1. Election of director.	Issuer	yes	for

				2. Approve a reverse stock split.	Issuer	yes	for	for

				3. Approve selection of auditors.	Issuer	yes	for	for

Mips Technologies,	MIPS	604567107	11/12/2003	2. Ratify appointment of independent auditor.	Issuer	yes	for	for
Inc.
				3. Consolidate class A common stock and class B	Issuer	yes	for	for
common stock into a single class of common stock.

Solectron Corporation	SLR	834182107	1/7/2004	1. Election of directors	Issuer	yes	for

				2. Approve an amendment to stock option plan.	Issuer	yes	for	for

				3. Ratify appointment of independent auditor.	Issuer	yes	for	for

Lucent Technologies	LU	549463107	2/18/2004	1. Election of directors	Issuer	yes	for
Inc.
				2. Declassify board and to allow removal of	Issuer	yes	for	for
directors without cause.

				3. Approve equity compensation plan for non-	Issuer	yes	for	for
employee directors.

				4. Approve a reverse stock split.	Issuer	yes	for	for

				5. Shareowner proposal to require shareowner	SH	yes	for	against
approval of severance agreements.

				6. Shareowner proposal to discontinue executive	SH	yes	for	against
equity compensation programs.

The Shaw Group, Inc.	SGR	820280105	1/30/2004	1. Election of directors	Issuer	yes	for

				2. Approve an amendment to employee incentive	Issuer	yes	for	for
compensation plan.

				3. Approve an amendment to non-employee director	Issuer	yes	for	for
stock option plan.

				4. In their discretion, the proxies are authorized to	Issuer	yes	for	for
vote upon other business as they come before the
meeting.

Hemosol, Inc.	HMSL	42369K102	1/22/2004	1. Authorize the company to issue by private	Issuer	yes	for	for
placement additional common shares.

				2. Approve an amendment to consolidate shares.	Issuer	yes	for	for

Innovex, Inc.	INVX	457647105	1/20/2004	2. Election of directors	Issuer	yes	for

				1. Approve amendment to by-laws.	Issuer	yes	for	for

				3. Approve amendment to stock option plan.	Issuer	yes	for	for

				4. Approve amendment to employee stock	Issuer	yes	for	for
purchase plan.

				5. Ratify appointment of independent accountants.	Issuer	yes	for	for

Eagle Broadband, Inc.	EAG	269437109	2/17/2004	1. Election of directors	Issuer	yes	for

				2. Approve an addition to company's article of	Issuer	yes	for	for
incorporation the percentage of vote required to
amend articles.

				3. Approve an amendment to limit the calling of	Issuer	yes	for	for
special meetings.

				4. Approve the increase of common stock shares.	Issuer	yes	for	for

				5. Ratify appointment of independent accountants.	Issuer	yes	for	for

Luby's Inc.	LUB	549282101	2/26/2004	1. Election of directors	Issuer	yes	for

				2. Ratify appointment of independent accountants.	Issuer	yes	for	for

				3. Nonbinding shareholder proposal to declassify	SH	yes	against	for
elections of directors.

				4. In their discretion, proxies authorized to vote on	Issuer	yes	for	for
business as they come before the meeting.

Innovative Solutions	ISSC	45769N105	2/26/2004	1. Election of directors	Issuer	yes	for
and Support, Inc.
				2. Approval of restricted stock plan for	Issuer	yes	for	for
non-employee directors.

Applied Innovation,Inc.	AINN	037916103	4/22/2004	1. Election of directors	Issuer	yes	for

Hemosol, Inc.	HMSL	42369K102	4/20/2004	1. Election of directors	Issuer	yes	for	for

				2. Appointment of auditors and to fix auditor's	Issuer	yes	for	for
remuneration.

				3. Approve a plan of arrangement involving	Issuer	yes	for	for
Hemosol, its security holders and MDS, Inc.

				4. Approve an amendment to stock option plan.	Issuer	yes	for	for

				5. Approve a stock option plan for the new	Issuer	yes	for	for
Hemosol.

				6. Approve an amendment to rename Hemosol.	Issuer	yes	for	for

Taser International	TASR	87651B104	4/29/2004	1. Election of directors	Issuer	yes	for
Inc.
				2. Approve the stock option plan.	Issuer	yes	for	for

				3. Approve the outside directors stock option plan.	Issuer	yes	for	for

				4. Ratify appointment of independent auditors.	Issuer	yes	for	for

J2 Global	JCOM	46626E205	4/28/2004	1. Election of directors	Issuer	yes	for
Communication, Inc.
				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

3. To transact business as they come before
				meetings or any postponements or adjournments.	Issuer	yes	for	for

Oregon Steel Mills, Inc	OS	686079104	4/29/2004	1. Election of directors	Issuer	yes	for

				2. Proposal to hire proxy advisory firm.	SH	yes	against	for

Infospace, Inc.	INSP	45678T201	5/10/2004	1. Election of directors	Issuer	yes	for

				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

AU Optronics Corp	AUO	00 2255107	4/29/2004	3. Election of directors	Issuer	yes	for

				1. Acceptance of business report and financial	Issuer	yes	for	for
statements.

				2. Approval of revisions to articles of incorporation	Issuer	yes	for	for

				4. Approval of distribution of profits.	Issuer	yes	for	for

				5. Approval of capitalization of dividends and	Issuer	yes	for	for
employee stock bonus.

				6. Approval to new rights issue to sponsor	Issuer	yes	for	for
direct offering.

				7. Approval to release directors from noncompetition	Issuer	yes	for	for
restrictions.

Rocky Shoes & Boots	RCKY	774830103	5/11/2004	1. Election of directors	Issuer	yes	for
Inc,
				2. Approve and adopt stock incentive plan.	Issuer	yes	for	for

American Ecology	ECOL	025533407	5/20/2004	1. Election of directors	Issuer	yes	for
Corp
				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

CV Therapeutics, Inc.	CVTX	126667104	5/26/2004	1. Election of directors	Issuer	yes	for

				2. Approve amendment and restatement of equity	Issuer	yes	for	for
incentive plan.

				3. Ratify appointment of independent auditors.	Issuer	yes	for	for

PMA Capital	PMACA	693419202	5/12/2004	1. Election of directors	Issuer	yes	for
Corporation
				2. Approval of directors stock compensation plan.	Issuer	yes	for	for

				3. Ratify appointment of independent auditors.	Issuer	yes	for	for

Cambior, Inc.	CBJ	13201L103	5/12/2004	1. Election of directors	Issuer	yes	for	for

				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

Gateway, Inc.	GTW	367626108	5/20/2004	1. Election of directors	Issuer	yes	for

				2. Ratify appointment of independent accountants.	Issuer	yes	for	for

				3. Stockholder proposal to require political	SH	yes	for	against
contribution disclosures.

				4. Stockholder proposal to require a majority vote	SH	yes	for	against
for the election of directors.

				5. Stockholder proposal seeking board diversity.	SH	yes	against	for

Sandisk Corporation	SNDK	80004C101	5/20/2004	1. Election of directors	Issuer	yes	for

				2. Ratify appointment of independent accountants.	Issuer	yes	for	for

Viisage Technology	VISG	92675K106	5/20/2004	1. Election of directors	Issuer	yes	for
Inc.
				2. Approve amendment to management stock option	Issuer	yes	for	for
plan and to permit directors employed by company
to receive option grants.

				3. Approve amendment to directors stock option	Issuer	yes	for	for
plan.

				4. Approve increase of common stocks.	Issuer	yes	for	for

				5. Ratify appointment of independent accountants.	Issuer	yes	for	for

Northgate Exploration	NXG	666416102	5/14/2004	1. Election of directors	Issuer	yes	for
Limited
				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

				3. Authorize the board to fix the auditor's	Issuer	yes	for	for
remuneration.

				4. Approve change of name.	Issuer	yes	for	for

				5. Approving, ratifying and confirming a	Issuer	yes	for	for
shareholder rights plan.

The Bombay Company	BBA	097924104	5/26/2004	1. Election of directors	Issuer	yes	for
Inc.
				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

Universal Stainless &	USAP	913837100	5/18/2004	1. Election of directors	Issuer	yes	for
Alloy Products, Inc.
				2. Ratify appointment of independent accountants.	Issuer	yes	for	for

Airtran Holdings, Inc	AAI	00949P108	5/20/2004	1. Election of directors	Issuer	yes	for

Curative Health	CURE	23126W100	6/2/2004	1. Election of directors	Issuer	yes	for
Services, Inc.
				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

Arrhythmia Research	HRT	042698308	5/14/2004	1. Election of directors	Issuer	yes	for
Technology, Inc.
				2. Ratify appointment of independent accountants.	Issuer	yes	for	for

The Nautilus Group Inc	NLS	63910B102	6/7/2004	1. Election of directors	Issuer	yes	for

				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

Golden Star	GSS	38119T104	5/20/2004	1. Election of directors	Issuer	yes	for
Resources, LTD
				2. Ratify, confirm and approve shareholder	Issuer	yes	for	for
protection rights plan.

				3. Approve amendments to stock option plan.	Issuer	yes	for	for

				4. Ratify appointment of independent auditors and	Issuer	yes	for	for
to authorize board to fix auditor's remuneration.

ON2 Technologies	ONT	68338A107	5/21/2004	1. Election of directors	Issuer	yes	for
Inc.
				2. Ratify appointment of independent accountants.	Issuer	yes	for	for

				3. Authorize to increase the number of common	Issuer	yes	for	for
stocks.

Intervideo, Inc.	IVII	46114Y101	5/31/2004	1. Election of directors	Issuer	yes	for

				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

International Steel	ISG	460377104	5/26/2004	1. Election of directors	Issuer	yes	for
Group, Inc.
				2. Ratify appointment of independent accountants.	Issuer	yes	for	for

Easylink Services	EASY	27784T200	6/15/2004	1. Election of directors	Issuer	yes	for
Corporation
				2. Approve stock and incentive plan.	Issuer	yes	for	for

Ventiv Health, Inc.	VTIV	922793104	6/16/2004	1. Election of directors	Issuer	yes	for

				2. Approve amendments to stock incentive plan &	Issuer	yes	for	for
to provide for the issuance of restricted stock units.

				3. Ratify appointment of independent auditors.	Issuer	yes	for	for

Innovative Companies	GORX	45771Y107	5/18/2004	1. Election of directors	Issuer	yes	for
Inc.
				2. Approve amendments to employee stock	Issuer	yes	for	for
option plan.

				3. Approve amendments to non-employee	Issuer	yes	for	for
stock option plan.

				4. Ratify change of name of the company.	Issuer	yes	for	for

				5. Ratify selection of Brimmer, Burek & Keelan	Issuer	yes	for	for

				6. Approve the possible issuance of common stock	Issuer	yes	for	for
in a private placement.

				7. Approve the possible issuance of common stock	Issuer	yes	for	for
in a private placement.

Wave Systems	WAVX	943526103	6/21/2004	1. Election of directors	Issuer	yes	for
Corp
				2. Approve amendments to employee stock	Issuer	yes	for	for
option plan.

				3. Approve amendments to non-employee	Issuer	yes	for	for
directors stock option plan.

Sigma Designs, Inc.	SIGM	826565103	6/18/2004	1. Election of directors	Issuer	yes	for

				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

Orthodontic Centers	OCA	68750P103	5/27/2004	1. Election of directors	Issuer	yes	for
of America, Inc.
				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

Ligand Pharmaceutical	LGND	53220K207	6/11/2004	1. Election of directors	Issuer	yes	for
Incorporated
				2. Approve amendment to stock option/stock	Issuer	yes	for	for
issuance plan.

				3. Approve company's amended &	Issuer	yes	for	for
restated certificate of incorporation.

				4. Ratify appointment of independent auditors.	Issuer	yes	for	for

Biovail Corporation	BVF	09067J109	6/25/2004	1. Election of directors	Issuer	yes	for	for

				2. Ratify appointment of independent auditors.	Issuer	yes	for	for

				3. Approve the implementation of a new stock	Issuer	yes	for	for
option plan.

Nam Tai Electronics	NTE	629865205	6/11/2004	1. Election of directors	Issuer	yes	withhold all
Inc.
				2. Ratify appointment of independent accountants.	Issuer	yes	for	for

Daugherty Resources	NGAS	238215107	6/24/2004	7. Election of directors	Issuer	yes	for
Inc.
				1. Approval of a resolution authorizing a transition	Issuer	yes	for	for
under a new British Columbia business corporation
act and change of name.

				2. Approval of increasing the quorum requirement	Issuer	yes	for	for
for shareholder meetings.

				3. Approval of reducing the supermajority	Issuer	yes	for	for
threshold.

				4. Approval to create one or more series of	Issuer	yes	for	for
preferred shares with special rights or restrictions.

				5. Approval of the incentive stock award and	Issuer	yes	for	for
stock option plan.

				6. Fix board size to four.	Issuer	yes	for	for

				8. Ratify appointment of independent auditors.	Issuer	yes	for	for

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal, PRESIDENT

        (Signature, Title)

Date:                       8/19/2004